Document and Entity Information	Aug. 03, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001730346
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	CHARAH SOLUTIONS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38523
Entity Tax Identification Number	82-4228671
Entity Address, Address Line One	12601 Plantside Drive
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299
City Area Code	(502)
Local Phone Number	245-1353
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CHRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false